Schedule of investments
Nomura Tax-Free Minnesota Fund	May 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.54%
Education Revenue Bonds — 19.46%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.25% 7/1/47	1,550,000	$ 1,350,546
Series A 4.375% 7/1/52	1,250,000	1,058,637
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.00% 6/15/44	2,000,000	1,951,080
5.125% 6/15/54	1,500,000	1,390,185
5.25% 6/15/64	1,500,000	1,368,630
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	150,000	150,014
Series A 5.00% 7/1/45	1,705,000	1,624,336
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/40	500,000	500,240
Series A 5.50% 7/1/50	2,000,000	2,000,200
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy) Series A 144A 6.50% 2/1/65 #	1,250,000	1,251,925
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	403,940
Series A 5.375% 8/1/50	2,290,000	2,276,237
Series A 5.50% 8/1/36	1,000,000	1,000,740
Series A 5.75% 8/1/44	1,895,000	1,895,929
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	765,000	732,618
Series A 5.00% 7/1/47	2,290,000	1,924,653
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/44	2,545,000	2,478,321
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	1,000,000	961,490
Series A 5.50% 6/1/57	500,000	445,500
NQ- MNALL [0526] 0726 (5720453)    1

Schedule of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	775,000	$ 752,897
Series A 144A 5.375% 7/1/42 #	880,000	788,172
Series A 144A 5.50% 7/1/52 #	1,440,000	1,186,301
Series A 144A 5.50% 7/1/57 #	1,120,000	900,536
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	225,000	225,067
5.50% 8/1/49	2,800,000	2,799,860
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	475,000	470,963
Series A 5.00% 9/1/44	1,565,000	1,417,780
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	3,110,000	2,695,313
(Great River School Project) Series A 144A 5.50% 7/1/52 #	735,000	700,271
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	375,000	377,235
Series A 5.00% 9/1/55	1,000,000	924,330
Series A 5.75% 9/1/46	1,000,000	1,001,170
(Nova Classical Academy Project)
5.625% 9/1/65	1,000,000	987,470
Series A 4.125% 9/1/47	825,000	717,403

(Twin Cities Academy Project) Series A 6.125% 7/1/65	1,250,000	1,237,150
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	100,368
Series A 144A 5.25% 7/1/33 #	140,000	141,091

(Nova Classical Academy Project) Series A 4.00% 9/1/36	70,000	67,484
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy)
144A 5.25% 6/1/45 #	1,000,000	965,070
2    NQ- MNALL [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy)
144A 5.50% 6/1/63 #	2,750,000	$ 2,529,560

(Woodbury Leadership Academy Project) Series A 4.00% 7/1/51	1,500,000	1,131,945
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	366,568
Series A 5.00% 11/1/48	3,355,000	2,725,535
Minnesota Health & Education Facilities Authority Revenue
(Macalester College)
5.00% 3/1/51	705,000	736,535
5.25% 3/1/56	705,000	744,903
5.50% 3/1/66	1,500,000	1,614,195
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/37	1,500,000	1,500,525
(Carleton College)
4.00% 3/1/47	3,775,000	3,646,423
5.00% 3/1/53	2,900,000	3,004,922

(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	891,830
(College of St. Scholastica) 4.00% 12/1/40	1,200,000	1,101,864
(Gustavus Adolphus College) 5.00% 10/1/47	6,850,000	6,813,832
(Macalester College) 4.00% 3/1/42	735,000	735,154
(St. Catherine University)
5.00% 10/1/52	2,250,000	2,193,908
Series A 4.00% 10/1/36	925,000	900,922
Series A 5.00% 10/1/32	715,000	734,019
Series A 5.00% 10/1/45	4,155,000	4,156,579
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	500,495
Series 8-I 5.00% 10/1/33	250,000	250,235
(St. Olaf College)
3.00% 10/1/38	1,000,000	897,340
3.00% 10/1/41	1,000,000	860,330
4.00% 10/1/46	565,000	528,800
NQ- MNALL [0526] 0726 (5720453)    3

Schedule of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
4.00% 10/1/50	700,000	$ 622,601
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	955,000	956,518
Series B 5.00% 10/1/38	1,000,000	1,001,310
Series B 5.00% 10/1/39	940,000	940,978
Series B 5.00% 10/1/40	625,000	625,438
Series B 5.00% 10/1/47	1,060,000	1,026,133
(University of St. Thomas)
4.00% 10/1/44	545,000	528,852
5.00% 10/1/33	750,000	791,663
5.00% 10/1/34	800,000	841,512
Series A 4.125% 10/1/53	1,000,000	907,590
Series A 5.00% 10/1/49	2,475,000	2,516,209
Series B 5.00% 10/1/52	1,500,000	1,512,960

(University of St. Thomas) (Green Bonds) Series A 5.00% 10/1/35	1,720,000	1,826,571
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	599,882
4.00% 11/1/42 (AMT)	1,500,000	1,436,190
St. Paul, Minnesota Independent School District No. 625 Revenue
Series A 5.00% 2/1/43	2,100,000	2,270,289
University of Minnesota Revenue
Series A 5.00% 9/1/42	1,100,000	1,118,623
Series A 5.00% 11/1/42	2,000,000	2,114,060
		103,424,950
Electric Revenue Bonds — 3.34%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AG)	300,000	278,403
City of Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/47	1,395,000	1,400,385
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/33	365,000	367,245
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/30	500,000	500,845
4    NQ- MNALL [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/33	1,205,000	$ 1,206,615
Series A 5.00% 10/1/30	1,300,000	1,302,197
Series A 5.00% 10/1/34	750,000	750,922
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	316,587
Series AAA 5.25% 7/1/26 ‡	250,000	183,750
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,380,469
Series XX 4.75% 7/1/26 ‡	260,000	191,425
Series XX 5.75% 7/1/36 ‡	925,000	681,031
Series ZZ 4.75% 7/1/27 ‡	210,000	154,613
Series ZZ 5.25% 7/1/26 ‡	350,000	257,250
Sauk Centre Public Utilities Commission Electric Revenue
Series A 4.50% 12/1/53 (AG)	875,000	849,809
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/42	2,815,000	2,874,284
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/44	1,190,000	1,256,104
Series 1 5.00% 10/1/45	1,315,000	1,379,869
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,079,250
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	1,300,000	1,316,250
		17,727,303
Healthcare Revenue Bonds — 32.77%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	545,000	545,191
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,000,000	877,470
5.00% 9/1/58	1,605,000	1,503,901
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	1,585,000	832,727
Fourth Tier Series D 7.25% 1/1/52	2,580,000	1,096,500
Second Tier Series B 5.00% 1/1/47	1,640,000	897,900
NQ- MNALL [0526] 0726 (5720453)    5

Schedule of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Second Tier Series B 5.25% 1/1/37	480,000	$ 281,189
Third Tier Series C 4.25% 1/1/27	85,000	77,978
Third Tier Series C 5.00% 1/1/32	400,000	240,496
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,600,000	2,586,610
(Ecumen Obligated Group) Series A 6.125% 3/1/49	1,100,000	1,095,105
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/48	1,000,000	889,950
5.00% 6/1/53	2,450,000	2,113,566
City of Center, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 4.00% 11/1/41	2,000,000	2,004,440
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	93,646
4.00% 9/1/39	100,000	87,570
5.00% 9/1/44	500,000	460,340
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	500,000	237,560
5.00% 5/1/44	1,500,000	711,420
5.00% 5/1/51	1,585,000	743,080
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	60,000	59,789
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34 ‡	660,000	464,911
5.75% 2/1/44 ‡	500,000	348,030

(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44 ‡	400,000	214,000
6    NQ- MNALL [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,500,000	$ 2,431,825
5.00% 5/1/32	825,000	831,542
(North Memorial Health Care)
4.00% 9/1/35	350,000	328,276
5.00% 9/1/31	1,320,000	1,320,554
5.00% 9/1/32	1,000,000	1,000,370
City of Minneapolis, Minnesota
(University Gateway Project) 5.00% 12/1/45	3,560,000	3,824,757
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/38	2,000,000	2,002,480
4.00% 11/15/39	4,505,000	4,465,266
4.00% 11/15/40	3,750,000	3,666,825
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	5,831,116
Series A 5.00% 11/15/33	860,000	885,576
Series A 5.00% 11/15/35	500,000	512,925
Series A 5.00% 11/15/49	6,115,000	6,055,868
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	1,030,000	1,028,764
5.25% 11/1/45	1,950,000	1,903,454
5.375% 11/1/50	655,000	614,927
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/42	2,325,000	2,482,984
5.00% 8/15/44	1,150,000	1,213,043
City of Oakdale, Minnesota Housing and Health Care Facilities Revenue
(Ebenezer Obligated Group) Series A 5.75% 12/1/55	1,250,000	1,262,750
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	3,520,000	3,522,218
NQ- MNALL [0526] 0726 (5720453)    7

Schedule of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	7,950,000	$ 8,015,190
5.00% 11/15/57	5,130,000	5,279,540
Series A 4.00% 11/15/43	2,105,000	2,091,128
Series A 4.25% 11/15/50	5,000,000	4,808,000
Series A 4.375% 11/15/53	5,750,000	5,543,000
Series A 5.00% 11/15/45	3,000,000	3,253,200
Series B 5.00% 11/15/33	1,900,000	2,154,790
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project) 5.30% 9/1/37	1,200,000	1,200,180
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,780,000	1,750,879
City of Shakopee, Minnesota Senior Housing Revenue
(Benedictine Senior Living Obligated Group – Windermere Way Project) 5.875% 11/1/65	1,500,000	1,524,810
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	7,315,000	6,649,701
4.00% 5/1/50	7,500,000	6,710,175
5.00% 5/1/54	2,500,000	2,547,750
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	400,000	395,000
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,264,412
Series A 5.00% 11/15/47	3,475,000	3,447,756

(Marian Center Project) Series A 5.375% 5/1/43	500,000	494,160
City of St. Paul, Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.30% 11/1/30	315,000	315,044
8    NQ- MNALL [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	$ 316,656
Series A 5.00% 12/1/36	750,000	777,982
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,800,000	3,300,186
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) 5.00% 8/1/54	275,000	269,698
City of West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	238,338
4.75% 11/1/52	750,000	647,842
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	1,250,000	1,205,325
Series A 144A 5.00% 8/1/51 #	880,000	812,830
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	712,597
Series A 5.00% 4/1/40	705,000	680,713
Series A 5.00% 4/1/48	315,000	286,294
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,625,000	1,589,169
Series A 4.00% 7/1/41	550,000	486,349
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	1,600,000	1,567,376
Series A 5.00% 2/15/37	750,000	763,875
Series A 5.00% 2/15/53	8,710,000	8,714,442
Series A 5.00% 2/15/58	11,100,000	11,038,506
Series A 5.25% 2/15/58	8,000,000	8,040,160

(St. Luke’s Hospital of Duluth Obligated Group) Series A 3.00% 6/15/44	650,000	555,756
NQ- MNALL [0526] 0726 (5720453)    9

Schedule of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lakes Area Economic Development Authority Revenue
(Vivie – Nelson Care Center Project) Series A 5.875% 11/1/62	1,500,000	$ 1,499,940
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	5,450,000	4,854,151
5.25% 1/1/47	1,500,000	1,571,040
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	2,105,105
		174,127,934
Housing Revenue Bonds — 3.07%
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43 (FNMA)	1,500,000	1,466,280
Minnesota Housing Finance Agency Revenue
Series A-1 4.90% 8/1/66	500,000	501,690
Series D 5.50% 7/1/53 (GNMA) (FNMA) (FHLMC)	1,490,000	1,568,344
Series F 4.20% 7/1/38 (GNMA) (FNMA) (FHLMC)	315,000	320,371
Series F 4.50% 1/1/43 (GNMA) (FNMA) (FHLMC)	1,280,000	1,289,472
Series I 2.00% 7/1/40	905,000	664,532
Series I 2.20% 1/1/51	1,195,000	775,376
Series O 4.45% 7/1/38 (GNMA) (FNMA) (FHLMC)	1,525,000	1,571,162
Series O 4.65% 7/1/41 (GNMA) (FNMA) (FHLMC)	495,000	503,469
(Social Bonds)
Series F 2.40% 7/1/46 (GNMA) (FNMA) (FHLMC)	390,000	280,851
Series F 4.90% 7/1/48 (GNMA) (FNMA) (FHLMC)	1,300,000	1,324,557
Series L 4.95% 1/1/50 (GNMA) (FNMA) (FHLMC)	3,835,000	3,870,014
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	2,175,000	2,174,869
		16,310,987
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.57%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	834,300
10    NQ- MNALL [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy)
Sub-Series A 4.00% 12/1/27	1,300,000	$ 1,316,146
Sub-Series A 4.00% 12/1/52 •	1,625,000	1,649,278
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	10,050,000	9,847,794
		13,647,518
Lease Revenue Bonds — 1.93%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	3,750,000	3,558,488
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.125% 2/1/43	1,250,000	1,261,300
Series A 4.50% 2/1/33	250,000	252,480
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	1,500,000	1,272,480
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	675,560
Series C 5.00% 8/1/34	1,565,000	1,567,238
Series C 5.00% 8/1/35	1,645,000	1,647,188
		10,234,734
Local General Obligation Bonds — 17.58%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/45	3,100,000	2,532,049
Brainerd, Minnesota Independent School District No. 181
(School Building) Series A 4.00% 2/1/42	3,500,000	3,503,150
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,045,000	1,047,644
NQ- MNALL [0526] 0726 (5720453)    11

Schedule of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/43	2,200,000	$ 2,200,396
City of Blaine, Minnesota
Series A 4.00% 2/1/38	1,020,000	1,055,251
Series A 4.00% 2/1/40	600,000	611,886
City of Chanhassen, Minnesota
Series A 4.00% 2/1/54	2,000,000	1,856,260
City of Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	1,861,980
City of Duluth, Minnesota
(DECC Improvement) Series A 5.00% 2/1/34	1,000,000	1,001,260
City of Minneapolis, Minnesota
4.00% 12/1/40	4,885,000	5,016,016
(Green Bonds)
3.00% 12/1/37	3,500,000	3,232,390
3.00% 12/1/38	2,975,000	2,706,685
3.00% 12/1/40	1,875,000	1,655,137
3.00% 12/1/42	4,000,000	3,411,920
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	7,605,000	6,904,351
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/37	1,000,000	940,540
Series A 3.00% 2/1/41	1,000,000	886,530
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,970,000	1,752,985
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,000,000	964,990
Series A 5.00% 2/1/48	1,850,000	1,912,548
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/38	1,215,000	1,248,741
Hennepin County, Minnesota
Series A 5.00% 12/1/36	7,555,000	8,454,474
Martin County West Independent School District No. 2448
(Minnesota School District Credit Enhancement Program) Series A 5.00% 2/1/41	1,000,000	1,083,790
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	1,400,000	$ 1,421,952
Series C 4.00% 3/1/43	1,425,000	1,433,479
Minneapolis Special School District No. 1
(School Building) Series B 4.00% 2/1/39	1,960,000	1,985,872
Mounds View, Minnesota Independent School District No. 621
Series A 4.00% 2/1/39	1,850,000	1,901,041
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,003,480
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series A 3.00% 2/1/42	1,000,000	872,380
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	1,007,610
Redwood Area Schools Independent School District No. 2897
4.00% 2/1/42	2,210,000	2,228,144
4.00% 2/1/43	1,130,000	1,139,786
Rice County, Minnesota
(State Credit Enhancement Program)
Series A 5.00% 2/1/44	580,000	611,622
Series A-1 4.00% 2/1/52	3,500,000	3,294,725
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	2,930,000	2,903,015
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	350,000	349,545
Series A 4.00% 2/1/45	850,000	844,976
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,000,000	1,019,320
Series A 4.00% 2/1/44	1,745,000	1,745,506
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	2,295,000	2,066,992
Washington County, Minnesota General Obligation Capital Improvement Plan Bond
Series A 5.00% 2/1/43	1,035,000	1,130,448
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Schedule of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Washington County, Minnesota General Obligation Capital Improvement Plan Bond
Series A 5.00% 2/1/44	1,515,000	$ 1,643,593
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	2,675,000	2,685,218
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	5,000,000	4,295,300
		93,424,977
Special Tax Revenue Bonds — 3.92%
City of St. Paul, Minnesota Sales & Use Tax Revenue
(Neighborhood and Economic Development Projects) Series C 5.00% 11/1/41	3,000,000	3,286,440
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	831,834
Series A-1 4.75% 7/1/53	5,295,000	5,100,991
Series A-1 5.00% 7/1/58	3,500,000	3,458,665
Series A-1 5.48% 7/1/46 ^	3,280,000	1,197,233
Series A-1 5.504% 7/1/51 ^	24,614,000	6,610,582
Series A-2 4.536% 7/1/53	378,000	352,750
		20,838,495
State General Obligation Bonds — 4.53%
Minnesota State
Series 2 5.00% 8/1/43	2,500,000	2,777,775
Series A 4.00% 9/1/38	625,000	639,331
Series A 5.00% 8/1/37	2,925,000	3,040,888
Series A 5.00% 8/1/39	1,630,000	1,838,070
Series A 5.00% 8/1/42	3,025,000	3,277,829
Series A 5.00% 8/1/43	6,480,000	7,161,113
Series A 5.00% 8/1/44	4,885,000	5,355,963
		24,090,969
Transportation Revenue Bonds — 9.37%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	7,500,000	6,836,025
Series B 5.00% 1/1/32 (AMT)	880,000	925,276
Series B 5.00% 1/1/36 (AMT)	5,000,000	5,482,800
14    NQ- MNALL [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/38 (AMT)	350,000	$ 362,967
Series B 5.00% 1/1/39 (AMT)	3,715,000	3,895,711
Series B 5.00% 1/1/47 (AMT)	1,640,000	1,663,026
Series B 5.00% 1/1/49 (AMT)	6,600,000	6,633,198
Series B 5.25% 1/1/42 (AMT)	370,000	399,544
Series B 5.25% 1/1/44 (AMT)	2,200,000	2,346,366
Series B 5.25% 1/1/49 (AMT)	9,140,000	9,557,515
(Subordinate)
Series A 5.00% 1/1/44	1,200,000	1,240,944
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,298,436
Series B 5.00% 1/1/44 (AMT)	9,000,000	9,165,420
		49,807,228
Total Municipal Bonds (cost $531,974,189)		523,635,095

Short-Term Investments — 0.15%
Variable Rate Demand Note — 0.15%
City of Rochester, Minnesota
(Mayo Clinic) Series D 2.50% 11/15/64 (LOC - Barclays Bank)¤	800,000	800,000
Total Short-Term Investments (cost $800,000)		800,000
Total Value of Securities—98.69% (cost $532,774,189)		524,435,095

Receivables and Other Assets Net of Liabilities—1.31%		6,953,666
Net Assets Applicable to 47,537,776 Shares Outstanding—100.00%		$531,388,761
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2026, the aggregate value of Rule 144A securities was $22,016,440, which represents 4.14% of the Fund’s net assets.
‡	Security is currently in default.
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Schedule of investments
Nomura Tax-Free Minnesota Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
16    NQ- MNALL [0526] 0726 (5720453)